Income Taxes (Details) - Schedule of net deferred tax assets - Rice Acquisition Corp. [Member]	Dec. 31, 2020 USD ($)
Income Taxes (Details) - Schedule of net deferred tax assets [Line Items]
Start-up/Organization costs	$ 61,173
Net operating loss carryforwards	6,995
Total deferred tax assets	68,168
Valuation allowance	(68,168)
Deferred tax asset, net of allowance